Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 15	£ 10	£ 9
Retirement benefits	1	1	1
Share-based payment costs	16	19	11
Total	£ 32	£ 30	£ 21